Fees and Expenses - Simplify Propel Opportunities ETF	May 18, 2026
Prospectus [Line Items]
Expense Narrative [Text Block]

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries on the purchase and sale of Fund shares, which are not reflected in the tables and examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	2.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.05%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Fund Operating Expenses	2.81%
Fee Waiver(3)	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver	2.56%

(1)	The Fund has agreed to pay the adviser as compensation under a management agreement a monthly advisory fee (as a percentage of daily net assets) computed at the annual rate of 2.75% on assets up to $1 billion; 2.50% on assets over $1 billion and less than $5 billion; 2.00% on assets over $5 billion and less than $10 billion; and 1.00% on assets over $10 billion.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(3)	The adviser and sub-adviser have each agreed to waive its respective advisory and sub-advisory fee by 0.25% on an annualized basis through May 31, 2027. This waiver may be terminated by the Trust’s Board of Trustees on 60 days’ written notice to the adviser and sub-adviser and will terminate automatically if the management agreement or sub-advisory agreement is terminated.

Expense Example Narrative [Text Block]	Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s fee waiver agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$259	$848	$1,462	$3,120

Portfolio Turnover [Text Block]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	22.00%